EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 2. EARNINGS (LOSS) PER SHARE

The following table provides a reconciliation of the denominators of the basic and diluted per share computations:

(in thousand shares)	2016	2017	2018
Weighted average number of outstanding shares
Basic	11,052	11,052	11,052
Effect of dilutive securities
Employee share-based compensation	—	—	—
Diluted	11,052	11,052	11,052

Certain outstanding options were excluded from the computation of diluted EPS since their effect would have been anti-dilutive. The antidilutive stock options excluded and their associated exercise prices per share were 613 thousand shares at the range of $3.85 to $83.00 as of December 31, 2016, 308 thousand shares at $2.90 to $80.05 as of December 31, 2017, and 229 thousand shares at $2.90 to $12.35 as of December 31, 2018. There were no antidilutive RSUs as of December 31, 2018, 2017, and 2016.